1933 Act Registration No. 2-95930
                                              1940 Act Registration No. 811-4546

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 1997

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 27

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 27

                        (Check appropriate box or boxes.)

                          VAM INSTITUTIONAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-7000
              (Registrant's Telephone Number, including Area Code)

                                  JOHN G. TAFT
        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
      ___ immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_ on July 11,1997 pursuant to paragraph (b) of Rule 485
      ___ 75 days after filing pursuant to paragraph (a) of Rule 485
      ___ on (date) pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The most recent Rule 24f-2 Notice filed by the Registrant was on June 17, 1994, for Series A Voyageur Money Market Fund for the fiscal year ended April 30, 1994. Voyageur Money Market Fund no longer exists. The Registrant's fiscal year end has been changed to October 31; however no Rule 24f-2 Notices have been filed since June 17, 1994, because none of the Registrant's currently existing series have commenced operations.

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                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 19th day of June 1997.


                                            VAM INSTITUTIONAL FUNDS, INC.



                                            By /s/ John G. Taft
                                               ------------------------------
                                               John G. Taft, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title                      Date
---------                                   -----                      ----

  /s/ John G. Taft               President (Principal              June 19, 1997
----------------------------     Executive Officer)
John G. Taft


  /s/ Kenneth R. Larsen          Treasurer (Principal Financial    June 19, 1997
----------------------------     and Accounting Officer)
Kenneth R. Larsen


James W. Nelson*                 Director


Clarence G. Frame*               Director


Robert J. Odegard*               Director


Richard F. McNamara*             Director


Thomas F. Madison*               Director



  /s/ Thomas J. Abood           Attorney-in-Fact                  June 19, 1997
----------------------------
Thomas J. Abood
(Pursuant to a Power of Attorney dated January 24, 1995)